Short-term deposits and cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Bank balances	$ 45,701,633	$ 146,656,326
Cash on hand	4,815	3,869
Cash and cash equivalents	$ 45,706,448	$ 146,660,195	$ 35,288,952	$ 14,489,880